Consolidated Statements of Earnings and Comprehensive Earnings (Parentheticals) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Unrealized gain on available-for-sale securities tax	$ (85,995)	$ 4,666